SUPPLEMENTAL CASH FLOW INFORMATION- (Disclosure of non-cash financing and investing activities) (Details) - CAD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Non-cash financing activities
Conversion of convertible debentures - debenture reserves	$ 0	$ 0	$ 298,461
Convertible debentures - settlement	0	0	(3,418,390)
Convertible debentures - reserves	298,461	0	(70,814)
Share issuance costs - Compensation Options	0	0	(38,500)
Non-cash investing activities
Equipment purchases included in accounts payable and accrued liabilities	385,894	197,726	274,692
Shares issued for debt settlement	$ 0	$ 0	$ 411,924